BALANCE SHEETS COMPONENTS - Other Current Liabilities (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Apr. 30, 2021 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) installment	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
BALANCE SHEETS COMPONENTS
Engineering, design, and testing		$ 42,674	$ 42,674		$ 42,518
Construction of Arizona plant		12,227	12,227		43,115
Retail Leasehold Improvements		15,153	15,153		6,114
Professional services		5,399	5,399		9,083
Tooling		8,770	8,770		15,243
Payroll tax liability		32,728	32,728
Series B convertible preferred share repurchase liability					3,000
Short-term insurance financing note		8,204	8,204		980
Operating lease liabilities, current portion		11,620	11,620
Other liabilities		22,274	22,274		31,700
Total other current liabilities		159,049	159,049	$ 159,783	$ 151,753
Finance insurance premium	$ 11,000	2,700	2,700
Number of insurance policies | item	3
Down payment of insurance	$ 900
Percentage of interest on premium of insurance	2.65%
Amount Interest on premium of insurance	$ 100	24,200	24,200
Remaining principal balance		$ 8,200	8,200
Principal and interest amount			$ 900
Number of installments | installment			11
Prepaid insurance	$ 11,000
Insurance policy term	1 year	1 year	1 year